Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments in the balance sheet
    Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2012 and 2011:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2012	2011	2012	2011	2012	2011	2012	2011

Cash and cash equivalents:
Cash	$447.1	$491.7	$–	$–	$–	$–	$447.1	$491.7
Certificates of deposit	0.2	–	–	–	–	–	0.2	–
Money market funds	429.1	133.4	–	–	–	–	429.1	133.4
Commercial paper	–	–	202.7	140.4	–	–	202.7	140.4
U.S. treasury securities	17.6	–	–	–	–	–	17.6	–
U.S. non-governmental agency asset-backed securities	–	–	41.4	27.8	–	–	41.4	27.8
U.S. corporate obligations	18.9	29.1	–	–	–	–	18.9	29.1
Non-U.S. bank and other obligations	28.8	76.5	–	–	–	–	28.8	76.5
Short-term investments:
Commercial paper	–	–	253.9	213.5	–	–	253.9	213.5
Certificates of deposit	3.0	–	–	–	–	–	3.0	–
U.S. Treasury securities	64.5	10.1	–	–	–	–	64.5	10.1
U.S. non-governmental agency asset-backed securities	–	–	99.5	77.3	–	–	99.5	77.3
U.S. corporate obligations	96.1	122.6	–	–	–	–	96.1	122.6
Non-qualified plan assets:
Money market funds	1.1	–	–	–	–	–	1.1	–
Domestic bond funds	2.4	–	–	–	–	–	2.4	–
International bond fund	0.1	–	–	–	–	–	0.1	–
Domestic equity funds	3.6	–	–	–	–	–	3.6	–
International equity funds	2.1	–	–	–	–	–	2.1	–
Blended equity funds	2.6	–	–	–	–	–	2.6	–
Common stock	2.1	–	–	–	–	–	2.1	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	19.9	(13.8)	–	–	19.9	(13.8)
Interest rate contracts	–	–	–	1.4	–	–	–	1.4

	$1,119.3	$863.4	$617.4	$446.6	$–	$–	$1,736.7	$1,310.0

Information relating to the contracts and estimated fair values recorded in the Company's Consolidated Balance Sheets
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2012 was as follows:

	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2013	2014	Total	2013	2014	2015	Total

Foreign currency forward contracts–
Notional currency in:
Euro	240.5	62.1	302.6	(7.8)	–	–	(7.8)
Pound Sterling	58.6	–	58.6	(7.8)	(0.2)	–	(8.0)
Norwegian krone	1,016.6	156.2	1,172.8	(394.5)	(0.4)	–	(394.9)
Singapore dollar	11.0	–	11.0	–	–	–	–
U.S. dollar	43.4	0.3	43.7	(212.5)	(5.3)	(0.5)	(218.3)

Schedule of fair values of derivative financial instruments of balance sheets
The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2012		2011
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$20.4	$5.7	$1.9	$7.0
Non-current	2.3	0.4	–	0.6
Total derivatives designated as hedges	22.7	6.1	1.9	7.6

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	3.3	–	2.5	10.6
Non-current	–	–	–	–

Interest rate swaps –
Current	–	–	1.4	–
Non-current	–	–	–	–
Total derivatives not designated as hedges	3.3	–	3.9	10.6

Total derivatives	$26.0	$6.1	$5.8	$18.2

Pre-tax gain (loss) from ineffective portion of derivatives
The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$0.4	$(0.8)	$(0.7)

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	1.9	(0.5)	2.7
Other costs	15.7	(9.3)	–

Equity call options -
Other costs	–	(12.2)	–

Interest rate swaps -
Interest, net	–	(0.2)	7.2

Total pre-tax gain (loss)	$18.0	$(23.0)	$9.2